Other assets	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Other assets	Other assets
As at December 31, 2020 and 2019 (Successor), other assets included the following:

(In $ millions)	December 31, 2020	December 31, 2019
Favorable drilling and management services contracts	10	33
Taxes receivable	32	38
Prepaid expenses (1)	67	33
Right of use asset (2)	57	35
Reimbursable amounts due from customers (3)	11	21
Deferred contract costs	14	12
Derivative asset - interest rate cap (4)	—	3
Insurance receivable	4	14
Other (5)	37	28
Total other assets	232	217
(1) As at December 31, 2020 includes legal and advisory fees relating to the Chapter 11 process.
(2) Refer to Note 25 - "Leases" for further information.
(3) Includes related party balances of $5 million from Northern Ocean. For further information refer to Note 32 - "Related party transactions".
(4) Refer to Note 33 - "Financial instruments and risk management".
(5) As at December 31, 2020 includes $17 million D&O insurance relating to tail back claims in the Chapter 11 process.
Other assets are presented in our Consolidated Balance Sheets as follows:

(In $ millions)	December 31, 2020	December 31, 2019
Other current assets	186	158
Other non-current assets	46	59
Total other assets	232	217
Favorable drilling contracts and management services contracts
The gross carrying amounts and accumulated amortization included in 'Other current assets' and 'Other non-current assets' for favorable contracts in the Consolidated Balance Sheet are as follows:

	December 31, 2020			December 31, 2019
(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Favorable contracts
Balance at beginning of period	287	(254)	33	287	(101)	186
Impairment of favorable contracts(1)	(21)	—	(21)	—	—	—
Amortization of favorable contracts	—	(2)	(2)	—	(153)	(153)
Balance at end of period	266	(256)	10	287	(254)	33
(1) On December 1, 2020, Seadrill Partners announced it had filed a voluntary petition under Chapter 11. This triggered an impairment of the full favorable contract balance with Seadrill Partners. Refer to Note 10 - "Other operating items".
The amortization is recognized in the Consolidated Statements of Operations under "Amortization of intangibles". The weighted average remaining amortization period for the favorable contracts is 19 years, 5 months.
The table below shows the amounts relating to favorable contracts that is expected to be amortized over the following periods:

(In $ millions)	Period ended December 31,
	2021	2022	2023	2024	2025 and thereafter	Total
Amortization of favorable contracts	1	1	1	1	6	10